Revenues - Summary of Breakdown of Revenues by Type of Good or Service (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of revenue [abstract]
Revenue from natural gas produced by the Company	$ 1,473	$ 1,313	$ 1,001